IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)
On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the “Boards”) of the Federated Hermes funds listed below (the “Funds”) approved changing each Fund's name to replace “Federated” with “Federated Hermes.” In addition, the Boards approved changing each Fund's registrant name (the “Registrant”) as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.
CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Adviser Series**	Federated Hermes Adviser Series
Federated Emerging Markets Equity Fund	Federated Hermes Emerging Markets Equity Fund
Federated International Equity Fund	Federated Hermes International Equity Fund
Federated International Growth Fund	Federated Hermes International Growth Fund
Federated MDT Large Cap Value Fund	Federated Hermes MDT Large Cap Value Fund
** Federated Hermes Absolute Return Credit Fund, Federated Hermes Global Equity Fund, Federated Hermes Global Small Cap Fund, Federated Hermes SDG Engagement Equity Fund, Federated Hermes SDG Engagement High Yield Credit Fund and Federated Hermes Unconstrained Credit Fund, each a series of Federated Adviser Series, are only subject to the Registrant name change described above.
Federated Equity Funds	Federated Hermes Equity Funds
Federated Clover Small Value Fund	Federated Hermes Clover Small Value Fund
Federated Global Strategic Value Dividend Fund	Federated Hermes Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund	Federated Hermes International Strategic Value Dividend Fund
Federated Kaufmann Fund	Federated Hermes Kaufmann Fund
Federated Kaufmann Large Cap Fund	Federated Hermes Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund	Federated Hermes Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund	Federated Hermes MDT Mid Cap Growth Fund
Federated Prudent Bear Fund	Federated Hermes Prudent Bear Fund
Federated Strategic Value Dividend Fund	Federated Hermes Strategic Value Dividend Fund
Federated Equity Income Fund, Inc.	Federated Hermes Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.	Federated Hermes Fixed Income Securities, Inc.
Federated Municipal Ultrashort Fund	Federated Hermes Municipal Ultrashort Fund
Federated Strategic Income Fund	Federated Hermes Strategic Income Fund
Federated Global Allocation Fund	Federated Hermes Global Allocation Fund
Federated Government Income Securities, Inc.	Federated Hermes Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.	Federated Hermes High Income Bond Fund, Inc.
Federated High Yield Trust	Federated Hermes High Yield Trust
Federated Equity Advantage Fund	Federated Hermes Equity Advantage Fund
Federated Income Securities Trust	Federated Hermes Income Securities Trust
Federated Capital Income Fund	Federated Hermes Capital Income Fund
Federated Floating Rate Strategic Income Fund	Federated Hermes Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities	Federated Hermes Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund	Federated Hermes Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund	Federated Hermes Muni and Stock Advantage Fund
Federated Real Return Bond Fund	Federated Hermes Real Return Bond Fund
Federated Short-Term Income Fund	Federated Hermes Short-Term Income Fund

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Index Trust	Federated Hermes Index Trust
Federated Max-Cap Index Fund	Federated Hermes Max-Cap Index Fund
Federated Mid-Cap Index Fund	Federated Hermes Mid-Cap Index Fund
Federated Institutional Trust	Federated Hermes Institutional Trust
Federated Institutional High Yield Bond Fund	Federated Hermes Institutional High Yield Bond Fund
Federated Short-Intermediate Total Return Bond Fund	Federated Hermes Short-Intermediate Total Return Bond Fund
Federated International Series, Inc.	Federated Hermes International Series, Inc.
Federated Global Total Return Bond Fund	Federated Hermes Global Total Return Bond Fund
Federated Managed Pool Series	Federated Hermes Managed Pool Series
Federated Corporate Bond Strategy Portfolio	Federated Hermes Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio	Federated Hermes High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio	Federated Hermes International Bond Strategy Portfolio
Federated International Dividend Strategy Portfolio	Federated Hermes International Dividend Strategy Portfolio
Federated Mortgage Strategy Portfolio	Federated Hermes Mortgage Strategy Portfolio
Federated Municipal Bond Fund, Inc.	Federated Hermes Municipal Bond Fund, Inc.
Federated Municipal Securities Income Trust	Federated Hermes Municipal Securities Income Trust
Federated Municipal High Yield Advantage Fund	Federated Hermes Municipal High Yield Advantage Fund
Federated Ohio Municipal Income Fund	Federated Hermes Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund	Federated Hermes Pennsylvania Municipal Income Fund
Federated Project And Trade Finance Tender Fund	Federated Hermes Project And Trade Finance Tender Fund
Federated Total Return Government Bond Fund	Federated Hermes Total Return Government Bond Fund
Federated Total Return Series, Inc.	Federated Hermes Total Return Series, Inc.
Federated Select Total Return Bond Fund	Federated Hermes Select Total Return Bond Fund
Federated Total Return Bond Fund	Federated Hermes Total Return Bond Fund
Federated Ultrashort Bond Fund	Federated Hermes Ultrashort Bond Fund
Federated World Investment Series, Inc.	Federated Hermes World Investment Series, Inc.
Federated Emerging Market Debt Fund	Federated Hermes Emerging Market Debt Fund
Federated International Leaders Fund	Federated Hermes International Leaders Fund
Federated International Small-Mid Company Fund	Federated Hermes International Small-Mid Company Fund

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Money Market Obligations Trust	Federated Hermes Money Market Obligations Trust
Federated California Municipal Cash Trust	Federated Hermes California Municipal Cash Trust
Federated Georgia Municipal Cash Trust	Federated Hermes Georgia Municipal Cash Trust
Federated Institutional Tax-Free Cash Trust	Federated Hermes Institutional Tax-Free Cash Trust
Federated Massachusetts Municipal Cash Trust	Federated Hermes Massachusetts Municipal Cash Trust
Federated Municipal Obligations Fund	Federated Hermes Municipal Obligations Fund
Federated New York Municipal Cash Trust	Federated Hermes New York Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust	Federated Hermes Pennsylvania Municipal Cash Trust
Federated Tax-Free Obligations Fund	Federated Hermes Tax-Free Obligations Fund
Federated U.S. Treasury Cash Reserves	Federated Hermes U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust	Federated Hermes Virginia Municipal Cash Trust
March 24, 2020
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454999 (3/20)
© 2020 Federated Hermes, Inc.